Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Summary of the financial instruments
The Group classifies its financial instruments into the categories below:

Financial assets	2021	2020
Financial assets at amortized cost
Accounts receivable	108,115	46,015
Project advances	3,935	1,772
Client funds on deposit	78,163	—
Deposit/guarantee on lease agreement	3,043	142

Financial assets at fair value through profit or loss
Cash and bank accounts	13,383	14,052
Mutual fund shares	1,881	—
Short term investments	151,866	9,929
Long-term investments	18,278	1,986

Financial liabilities

Financial liabilities at amortized cost
Client funds payable	78,163	—
Lease liabilities	7,864	1,582
Placement agent	50	1,250
Suppliers and occupancy costs	7,372	3,185
Carried interest allocation	11,582	—
Consideration payable on acquisition	16,437

Financial liabilities at fair value through profit or loss
Investment fund participating shares in Patria Brazilian Private Equity General Partner III, Ltd., and Patria Brazil Real Estate Fund II, L.P.	796	1,515
Contingent consideration payable on acquisition	25,775	—

Summary of significant unobservable inputs used in fair value measurement of liabilities	The following table presents a reconciliation of the liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2021:

2021
Fair value at the beginning of the year	—
Contingent purchase consideration	25,491
Payments	—
Change in fair value - discounting	284

25,775

Credit Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Summary of amounts receivable and project advances
The amounts receivable and project advances as of December 31, 2021, are expected to be received as demonstrated below:

	Overdue					Due in
	Less than 90 days	91 to 180 days	181 to 270 days	271 to 360 days	Over 360 days	01 to 90 days	91 to 180 days	181 to 270 days	271 to 360 days	Over 360 days	Total

Accounts Receivable (a)	866	301	191	55	35	7,596	32,114	20,857	35,104	10,996	108,115
Project Advances	—	—	—	—	—	1,170	1,123	—	906	736	3,935

Total	866	301	191	55	35	8,766	33,237	20,857	36,010	11,732	112,050

(a)
Non-current balances are related to management fees receivable from fund PBPE Fund IV (Ontario), L.P. in a single installment on December 31, 2023. In addition, management fees of US$ 13 million from current year and US$ 22 million from prior years relate to management fees from PBPE Fund IV, which are due by December 31, 2022.

The amounts receivable and project advances as of December 31, 2020, are as follows:

	Overdue			Due in
	Less than 90 days	01 to 90 days	91 to 180 days	91 to 180 days	181 to 270 days	271 to 360 days	Over 360 days	Total

Accounts Receivable (a)	2,198	10,828	—	—	—	10,996	21,993	46,015
Project Advances	—	1,277	—	—	—	—	495	1,772

Total	2,198	12,105	—	—	—	10,996	22,488	47,787

Liquidity Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Summary of expected future payments for liabilities
Expected future payments for financial liabilities as of December 31, 2021, are shown below.

	Expected liabilities to be paid in
	01 to 60 days	61 to 120 days	121 to 180 days	181 to 360 days	Over 360 days	Total
Suppliers and occupancy costs	7,372	—	—	—	—	7,372
Placement agents’ fees	50	—	—	—	—	50
Investment fund participating shares	—	—	—	—	796	796
Leases (a)	315	276	276	828	7,617	9,312
Carried interest allocation	—	—	—	11,582	—	11,582
Consideration payable on acquisition	—	16,437	—	—	—	16,437
Contingent consideration payable on acquisition (a)	—	—	—	—	33,438	33,438

Total	7,737	16,713	276	12,410	41,851	78,987

(a)	Amounts reflect un discounted future cash outflows to settle financial liabilities.
Expected future payments for financial liabilities as of December 31, 2020, are shown below

	Expected liabilities to be paid in
	01 to 60 days	61 to 120 days	121 to 180 days	181 to 360 days	Over 360 days	Total
Dividends payable	23,259	—	—	—	—	23,259
Suppliers and occupancy costs	3,185	—	—	—	—	3,185
Placement agents’ fees	450	400	—	400	—	1,250
Investment fund participating shares	—	—	—	—	1,515	1,515
Leases (a)	252	252	266	746	1,859	3,375

Total	27,146	652	266	1,146	3,374	32,584

Market Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Summary of sensitivity analysis was based on the material assets and liabilities exposed to currencies fluctuation
The sensitivity analysis was based on financial assets and financial liabilities exposed to currency fluctuations against the US dollar, as demonstrated below:
As of December 31,
2021

	Balance in each exposure currency						Total Balance USD	Exchange Variation impact considering 10% change in the year end rates.
	BRL(a)	HKD (b)	CLP (c)	COP (d)	GBP (e)	USD

Cash and cash equivalents	112	10,367	5,380,931	380,196	460	6,893	15,264	838
Client funds on deposit	—	—	66,672,455	—	—	—	78,163	7,817
Short term investments	44,202	—	2,279,681	—	—	141,272	151,866	1,059
Accounts receivable	22,741	6	6,908,891	113,854	—	95,911	108,115	1,220
Projects Advance	4,120	237	(1,168)	469	32	3,124	3,935	81
Deposit/guarantee on lease agreement	85	264	1,847,751	81,908	180	566	3,043	248
Client funds payable	—	—	66,672,455	—	—	—	78,163	(7,817)
Long-term investments	3,508	—	63,614	—	—	17,574	18,278	70
Carried interest allocation	—	—	—	—	—	11,582	11,582	—
Consideration payable on acquisition	—	—	—	—	—	16,437	16,437	—
Contingent consideration payable on acquisition	—	—	—	—	—	25,775	25,775	—
Suppliers and occupancy costs	2,811	196	921,549	86,553	200	5,472	7,372	(190)

Net Impact								3,326

(a)	BRL - Brazilian Real, (b) HKD - Hong Kong dollar, (c) CLP - Chilean Peso, (d) COP - Colombian Peso, (e) GBP - Pound Sterling